                                                                    Exhibit 99.4

EXHIBIT C

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  ADVANTASERIES
                           PERIOD ENDING MAY 31, 2006

Capitalized terms used in this notice have their respective meanings set forth in the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of June 20, 2006 and with respect to the performance of the Trust during the Monthly Period of May 1, 2006 through May 31, 2006 is set forth below.

The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.

The Record Date with respect to the current Payment Date is June 19, 2006.

The Determination Date with respect to the current calendar month is June 12, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of    Included in Exhibit 4.1 to the Form 8-K filed
August 1, 2000.                  with the SEC on August 30, 2000 by Advanta
                                 Business Receivables Corp.

Amendment No. 1 to the Master    Included in Exhibit 4.1 to the Form 8-K filed
Indenture, dated as of May 9,    with the SEC on May 19, 2006 by Advanta
2006.                            Business Receivables Corp.

AdvantaSeries Indenture          Included in Exhibit 4.1 to the Form 8-K filed
Supplement, dated as of          with the SEC on November 12, 2004 by Advanta
November 1, 2004.                Business Receivables Corp.

Transfer and Servicing           Included in Exhibit 4.3 to the Form 8-K filed
Agreement ("TSA"), dated as of   with the SEC on August 30, 2000 by Advanta
August 1, 2000.                  Business Receivables Corp.

Amendment No. 1 to the TSA,      Included in Exhibit 4.3 to the Form 8-K filed
dated as of May 9, 2006.         with the SEC on May 19, 2006 by Advanta
                                 Business Receivables Corp.

Trust Agreement, dated as of     Included in Exhibit 4.4 to the Form 8-K filed
August 1, 2000.                  with the SEC on August 30, 2000 by Advanta
                                 Business Receivables Corp.

Amendment No. 1 to the Trust     Included in Exhibit 4.2 to the Form 8-K filed
Agreement, dated as of May 9,    with the SEC on May 19, 2006 by Advanta
2006.                            Business Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                                           Total amount of
                         CUSIP Number   principal to be paid   Per $1,000
                         ------------   --------------------   ----------
     NOTHING TO REPORT

II. Information regarding the current monthly interest distribution to the Noteholders

                                           Total amount of
                         CUSIP Number    interest to be paid   Per $1,000
                         ------------    -------------------   ----------
     2005-A1              00761H BJ 9       $1,037,279.65        4.14912
     2005-A2              00761H BK 6       $  944,426.69        4.19745
     2005-A3              00761H BM 2       $  979,166.67        3.91667
     2005-A4              00761H BN 0       $  593,750.00        3.95833
     2005-A5              00761H BP 5       $  828,212.61        4.14106
     2006-A1              00761H BQ 3       $  858,333.33        4.29167
     2006-A2              00761H BR 1       $1,027,210.21        4.10884
     2005-B1              00761H BH 3       $  439,884.08        4.39884
     2006-B1                                $  435,856.31        4.35856
     2004-C1              00761H BG 5       $  493,856.31        4.93856
     2005-C1              00761H BL 4       $  450,356.31        4.50356
     2004-D1                                $   81,205.08        8.12051
     2005-D1                                $  114,076.82        5.70384
     2005-D2                                $  142,596.02        5.70384
     2006-D1                                $   90,390.95        6.02606

III. Information regarding the performance of the Advanta Business Card Master
     Trust

        1.   The aggregate amount of such Collections with respect to Principal
             Receivables for the Monthly Period preceding such Payment Date                        $  906,822,687.92
                                                                                                   -----------------
        2.   The aggregate amount of such Collections with respect to Finance
             Charge and Administrative Receivables for the Monthly Period
             preceding such Payment Date                                                           $   68,011,228.94
                                                                                                   -----------------
        2a.  Interchange for the Monthly Period preceding such Payment Date
             (included in the amount shown above on line item III. 2.)                             $   16,509,798.77
                                                                                                   -----------------
        2b.  Recoveries for the Monthly Period preceding such Payment Date
             (included in the amount shown above on line item III. 2.)                             $    1,505,277.95
                                                                                                   -----------------
        3.   The Defaulted Amount for the Monthly Period preceding such Payment
             Date                                                                                  $   11,844,164.91
                                                                                                   -----------------
        4.   The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding
             Monthly Period, and the denominator is the average Receivables for
             the preceding Monthly Period                                                                       3.08%
                                                                                                   -----------------
        5.   The total amount of Principal Receivables in the Trust at the
             beginning of the preceding Monthly Period                                             $3,925,093,192.52
                                                                                                   -----------------
        6.   The total amount of Principal Receivables in the Trust as of the
             last day of the preceding Monthly Period                                              $4,015,854,665.78
                                                                                                   -----------------
        7.   The total amount of Finance Charge and Administrative Receivables
             in the Trust at the beginning of the preceding Monthly Period                         $   56,134,535.02
                                                                                                   -----------------
        8.   The total amount of Finance Charge and Administrative Receivables
             in the Trust as of the last day of the preceding Monthly Period                       $   54,713,258.15
                                                                                                   -----------------
        9.   The aggregated Adjusted Invested Amounts of all Series of Notes
             outstanding as of the last day of the preceding Monthly Period                        $3,051,718,346.00
                                                                                                   -----------------

        10.  The Transferor Interest as of the end of the Monthly Period
             preceding such Payment Date                                                           $  964,136,319.78
                                                                                                   -----------------
        11.  The transferor percentage as of the end of the Monthly Period
             preceding such Payment Date                                                                       24.01%
                                                                                                   -----------------
        12.  The Required Transferor Percentage                                                                 6.00%
                                                                                                   -----------------
        13.  The Required Transferor Interest                                                      $  240,951,279.95
                                                                                                   -----------------
        14.  The monthly principal payment rate for the Monthly Period preceding
             such Payment Date                                                                                23.103%
                                                                                                   -----------------
        15.  The balance in the Excess Funding Account as of the end of the
             Monthly Period preceding such Payment Date                                            $              --
                                                                                                   -----------------
        16.  The aggregate outstanding balance of the Accounts which were delinquent as of the end of the Monthly Period preceding such
             Payment Date:

                                                                                     Percentage        Aggregate
                                                                                      of Total          Account
                                                                                    Receivables         Balance
                                                                                   -------------   -----------------
           (a) Delinquent between 30 days and 59 days                                  0.825%      $   33,599,424.96
           (b) Delinquent between 60 days and 89 days                                  0.649%      $   26,408,139.29
           (c) Delinquent between 90 days and 119 days                                 0.550%      $   22,375,214.83
           (d) Delinquent between 120 days and 149 days                                0.476%      $   19,386,617.10
           (e) Delinquent between 150 days and 179 days                                0.402%      $   16,355,274.17
           (f) Delinquent 180 days or greater                                          0.000%      $              --
                                                                                   -------------   -----------------
           (g) Aggregate                                                               2.902%      $  118,124,670.35
                                                                                   =============   =================

IV.  Information regarding the AdvantaSeries

        1.   AdvantaSeries balances and amounts as of the end of the Monthly
             Period preceding such Payment Date

                                                                   Adjusted
                           Initial           Outstanding         Outstanding           Invested            Adjusted
                      Principal Balance   Principal Balance   Principal Balance         Amount         Invested Amount
                      -----------------   -----------------   -----------------   -----------------   -----------------
2005-A1               $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2005-A2               $  225,000,000.00   $  225,000,000.00   $  225,000,000.00   $  225,000,000.00   $  225,000,000.00
2005-A3               $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
2005-A4               $  150,000,000.00   $  150,000,000.00   $  150,000,000.00   $  150,000,000.00   $  150,000,000.00
2005-A5               $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00
2006-A1               $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00
2006-A2               $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00   $  250,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class A         $1,525,000,000.00   $1,525,000,000.00   $1,525,000,000.00   $1,525,000,000.00   $1,525,000,000.00

2005-B1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
2006-B1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class B         $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00

2004-C1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
2005-C1               $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00   $  100,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class C         $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00   $  200,000,000.00

2004-D1               $   10,000,000.00   $   10,000,000.00   $   10,000,000.00   $   10,000,000.00   $   10,000,000.00
2005-D1               $   20,000,000.00   $   20,000,000.00   $   20,000,000.00   $   20,000,000.00   $   20,000,000.00
2005-D2               $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00   $   25,000,000.00
2006-D1               $   15,000,000.00   $   15,000,000.00   $   15,000,000.00   $   15,000,000.00   $   15,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total Class D         $   70,000,000.00   $   70,000,000.00   $   70,000,000.00   $   70,000,000.00   $   70,000,000.00
                      -----------------   -----------------   -----------------   -----------------   -----------------
Total AdvantaSeries   $1,995,000,000.00   $1,995,000,000.00   $1,995,000,000.00   $1,995,000,000.00   $1,995,000,000.00
                      =================   =================   =================   =================   =================

        2.   Weighted Average Floating Allocation Amount for the related Monthly
             Period                                                                                $1,995,000,000.00
                                                                                                   -----------------
        3.   The Floating Investor Percentage with respect to the period:

        May 1, 2006 through May 21, 2006                                                                 50.8268187%
                                                                                                   -----------------
        May 22, 2006 through May 31, 2006                                                                49.0758646%
                                                                                                   -----------------
        4.   The Fixed Investor Percentage with respect to the period:

        May 1, 2006 through May 21, 2006                                                                 50.8268187%
                                                                                                   -----------------
        May 22, 2006 through May 31, 2006                                                                49.0758646%
                                                                                                   -----------------
        5.   The amount of Investor Principal Collections applicable to the
             AdvantaSeries                                                                         $  455,461,725.74
                                                                                                   -----------------
        6a.  The amount of Available Finance Charge Collections on deposit in
             the Collection Account for the related Monthly Period                                 $   25,364,768.87
                                                                                                   -----------------
        6b.  Pursuant to Section 8.04(a) of the Master Indenture, the amount of
             Available Finance Charge Collections not on deposit in the
             Collection Account for the related Monthly Period                                     $    9,102,755.99
                                                                                                   -----------------

        7.   The AdvantaSeries Defaulted Amount for the related Monthly Period                     $    5,836,662.01
                                                                                                   -----------------
        8.   The AdvantaSeries Monthly Servicing Fee for the related Monthly
             Period                                                                                $    3,325,000.00
                                                                                                   -----------------
        9.   AdvantaSeries performance for the related Monthly Period

           a. The cash yield for the related Monthly Period                                                    20.73%
                                                                                                   -----------------
           b. The default rate for the related Monthly Period                                                   3.51%
                                                                                                   -----------------

           c. The Net Portfolio Yield for the related Monthly Period                                           17.22%
                                                                                                   -----------------
           d. The Base Rate for the related Monthly Period                                                      7.25%
                                                                                                   -----------------
           e. The Excess Spread Percentage for the related Monthly Period                                       9.97%
                                                                                                   -----------------
           f. The Quarterly Excess Spread Percentage                                                            9.63%
                                                                                                   -----------------

              i)   Excess Spread Percentage related to                                 May-06                   9.97%
                                                                                                   -----------------
              ii)  Excess Spread Percentage related to                                 Apr-06                   9.07%
                                                                                                   -----------------
              iii) Excess Spread Percentage related to                                 Mar-06                   9.84%
                                                                                                   -----------------
           g. The average Excess Spread Amount for the three preceding Monthly
              Periods                                                                              $   14,908,760.56
                                                                                                   -----------------
              i)   Excess Spread Amount related to                                     May-06      $   16,789,261.81
                                                                                                   -----------------
              ii)  Excess Spread Amount related to                                     Apr-06      $   14,680,164.76
                                                                                                   -----------------
              iii) Excess Spread Amount related to                                     Mar-06      $   13,256,855.12
                                                                                                   -----------------

        10.  Floating interest rate determinations:

        LIBOR for all Tranches with an Interest Period from May 22, 2006 through
        and including June 19, 2006                                                                          5.08063%
                                                                                                   -----------------

        11.  Required interest payments

                         Required                           Amounts
                         interest                       withdrawn from
                       amounts with      Interest       the Collection
                        respect to      shortfalls          Account        Unpaid
                       the current    and additional      for payment     required
                         Interest      interest from      of required     interest
                          Period       prior periods   interest amounts    amounts
                      -------------   --------------   ----------------   --------
2005-A1               $1,037,279.65         $--          $1,037,279.65       $--
2005-A2               $  944,426.69         $--          $  944,426.69       $--
2005-A3               $  979,166.67         $--          $  979,166.67       $--
2005-A4               $  593,750.00         $--          $  593,750.00       $--
2005-A5               $  828,212.61         $--          $  828,212.61       $--
2006-A1               $  858,333.33         $--          $  858,333.33       $--
2006-A2               $1,027,210.21         $--          $1,027,210.21       $--
                      -------------         ---          -------------       ---
Total Class A         $6,268,379.16         $--          $6,268,379.16       $--

2005-B1               $  439,884.08         $--          $  439,884.08       $--
2006-B1               $  435,856.31         $--          $  435,856.31       $--
                      -------------         ---          -------------       ---
Total Class B         $  875,740.39         $--          $  875,740.39       $--

2004-C1               $  493,856.31         $--          $  493,856.31       $--
2005-C1               $  450,356.31         $--          $  450,356.31       $--
                      -------------         ---          -------------       ---
Total Class C         $  944,212.62         $--          $  944,212.62       $--

2004-D1               $   81,205.08         $--          $   81,205.08       $--
2005-D1               $  114,076.82         $--          $  114,076.82       $--
2005-D2               $  142,596.02         $--          $  142,596.02       $--
2006-D1               $   90,390.95         $--          $   90,390.95       $--
                      -------------         ---          -------------       ---
Total Class D         $  428,268.87         $--          $  428,268.87       $--
                      -------------         ---          -------------       ---
Total AdvantaSeries   $8,516,601.04         $--          $8,516,601.04       $--
                      =============         ===          =============       ===

        12.  Principal Funding Account

                                                                  Principal          Amount      Withdrawals      Ending
    Beginning         Required Principal     Actual Deposit        Funding       Withdrawn for   of Coverage    Principal
Principal Funding     Deposit Amount to     to the Principal     Sub-Account       Payment of      Funding       Funding
   Sub-Account      the Principal Funding        Funding       Amount prior to    Principal to      Excess     Sub-Account
      Amount             Sub-Account           Sub-Account       Withdrawals      Noteholders       Amount        Amount
-----------------   ---------------------   ----------------   ---------------   -------------   -----------   -----------

NOTHING TO REPORT

        13.  Coverage Funding Required Amounts

           a. Coverage Funding Amount as of the end of the related Monthly
              Period                                                                               $              --
                                                                                                   -----------------
           b. The Coverage Funding Amount for the Class A Notes as of the end of
              the related Monthly Period                                                           $              --
                                                                                                   -----------------
           c. The Coverage Funding Amount for the Class B Notes as of the end of
              the related Monthly Period                                                           $              --
                                                                                                   -----------------
           d. The Coverage Funding Amount for the Class C Notes as of the end of
              the related Monthly Period                                                           $              --
                                                                                                   -----------------

        14.  Cash Collateral Account

           a. Beginning Cash Collateral Account balance (ending balance as of
              the previous Payment Date)                                                           $   44,887,500.00
                                                                                                   -----------------
           b. Deposit into the Cash Collateral Account on the Closing Date of
              Tranches issued prior to the Payment Date                                            $   12,937,500.00
                                                                                                   -----------------
           c. Interest earnings since the preceding Payment Date                                   $      184,234.74
                                                                                                   -----------------
           d. Amounts deposited to cover a Cash Collateral Account Deficit                         $              --
                                                                                                   -----------------
           e. PFA Earnings Shortfall withdrawn and treated as Available Finance
              Charge Collections                                                                   $              --
                                                                                                   -----------------
           f. Amounts withdrawn to cover interest payments, Monthly Servicing
              Fee and AdvantaSeries Defaulted Amount                                               $              --
                                                                                                   -----------------
           g. Amounts withdrawn at the date of issuance of a Foreclosure
              Certificate or at the Final Maturity Date of a Tranche                               $              --
                                                                                                   -----------------
           h. Excess amount over the Required Cash Collateral Account Amount
              paid to the holder of the Trust Beneficial Interest                                  $      184,234.74
                                                                                                   -----------------
           i. Ending Cash Collateral Account balance on the related Payment Date                   $   57,825,000.00
                                                                                                   =================

           j. The Required Cash Collateral Account Amount on the related Payment
              Date                                                                                 $   57,825,000.00
                                                                                                   -----------------
           k. The Available Cash Collateral Account Amount on the related
              Payment Date                                                                         $   57,825,000.00
                                                                                                   -----------------
           l. Has a Portfolio Decline Event occurred with respect to the Monthly
              Period preceding such Payment Date                                                                  NO
                                                                                                   -----------------
        15.  Spread Account

           a. Beginning Spread Account balance (ending balance as of the
              previous Payment Date)                                                               $              --
                                                                                                   -----------------
           b. On the Closing Date for a Tranche, the initial deposit into the
              Spread Account                                                                       $              --
                                                                                                   -----------------
           c. Interest earnings since the preceding Payment Date                                   $              --
                                                                                                   -----------------
           d. Amount deposited from Available Finance Charge Collections to cover the excess of the Required Spread Account Amount over the
              Spread Account balance                                                               $              --
                                                                                                   -----------------
           e. Amounts withdrawn to cover interest payments, Monthly Servicing
              Fee and AdvantaSeries Defaulted Amount                                               $              --
                                                                                                   -----------------
           f. Amounts withdrawn at the date of issuance of a Foreclosure
              Certificate or at the Final Maturity Date of a Tranche                               $              --
                                                                                                   -----------------
           g. Withdrawal of excess amount over the Required Spread Account
              Amount and deposited into the Cash Collateral Account                                $              --
                                                                                                   -----------------
           h. Withdrawal of excess amount over the Required Spread Account
              Amount and paid to the holder of the Trust Beneficial Interest                       $              --
                                                                                                   -----------------
           i. Ending Spread Account balance on the related Payment Date                            $              --
                                                                                                   =================
           j. The Required Spread Account Amount on the related Payment Date                       $              --
                                                                                                   -----------------

        16. Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

                                                                                Excess
                        Required         Required                          of Subordinated
                     subordination     Subordinated      Subordinated    Notes over Required
                       percentage         Amount            Notes        Subordinated Amount
                     -------------   ---------------   ---------------   -------------------
           Class A      21.5805%     $329,102,625.00   $470,000,000.00   $140,897,375.00
           Class B       8.9918%      155,108,550.00    270,000,000.00    114,891,450.00
           Class C       3.6269%       69,817,825.00     70,000,000.00        182,175.00

        17.  Adjusted Invested Amount

                                                   Increase
                                                   from the
                                       Initial    withdrawal
                                      Principal     of the
                                       Balances    Coverage                      Reductions
                                       and any      Funding                        due to
                       Beginning      increases     Excess                      reallocation   Reduction due
                       Adjusted        from the   Amount from   Increase from   of Available     to amounts
                       Invested      issuance of      the       reimbursements    Principal    deposited into   Ending Adjusted
                    Amount for the       any       Principal     of Adjusted     Collections   the Principal    Invested Amount
                        related       additional    Funding    Invested Amount  and Investor      Funding       for the related
                    Monthly Period      Notes     Sub-Account      Deficit       Charge-Offs    Sub-Account      Monthly Period
                  -----------------  -----------  -----------  ---------------  ------------  ---------------  -----------------
2005-A1           $  250,000,000.00      $--          $--            $--             $--            $--        $  250,000,000.00
2005-A2           $  225,000,000.00      $--          $--            $--             $--            $--        $  225,000,000.00
2005-A3           $  250,000,000.00      $--          $--            $--             $--            $--        $  250,000,000.00
2005-A4           $  150,000,000.00      $--          $--            $--             $--            $--        $  150,000,000.00
2005-A5           $  200,000,000.00      $--          $--            $--             $--            $--        $  200,000,000.00
2006-A1           $  200,000,000.00      $--          $--            $--             $--            $--        $  200,000,000.00
2006-A2           $  250,000,000.00      $--          $--            $--             $--            $--        $  250,000,000.00
                  -----------------      ---          ---            ---             ---            ---        -----------------
Total
   Class A        $1,525,000,000.00      $--          $--            $--             $--            $--        $1,525,000,000.00

2005-B1           $  100,000,000.00      $--          $--            $--             $--            $--        $  100,000,000.00
2006-B1           $  100,000,000.00      $--          $--            $--             $--            $--        $  100,000,000.00
                  -----------------      ---          ---            ---             ---            ---        -----------------
Total
   Class B        $  200,000,000.00      $--          $--            $--             $--            $--        $  200,000,000.00

2004-C1           $  100,000,000.00      $--          $--            $--             $--            $--        $  100,000,000.00
2005-C1           $  100,000,000.00      $--          $--            $--             $--            $--        $  100,000,000.00
                  -----------------      ---          ---            ---             ---            ---        -----------------
Total
   Class C        $  200,000,000.00      $--          $--            $--             $--            $--        $  200,000,000.00

2004-D1           $   10,000,000.00      $--          $--            $--             $--            $--        $   10,000,000.00
2005-D1           $   20,000,000.00      $--          $--            $--             $--            $--        $   20,000,000.00
2005-D2           $   25,000,000.00      $--          $--            $--             $--            $--        $   25,000,000.00
2006-D1           $   15,000,000.00      $--          $--            $--             $--            $--        $   15,000,000.00
                  -----------------      ---          ---            ---             ---            ---        -----------------
Total
   Class D        $   70,000,000.00      $--          $--            $--             $--            $--        $   70,000,000.00
                  -----------------      ---          ---            ---             ---            ---        -----------------
Total
   AdvantaSeries  $1,995,000,000.00      $--          $--            $--             $--            $--        $1,995,000,000.00
                  =================      ===          ===            ===             ===            ===        =================

Initial Principal Balance of such Tranche of Notes issued after the end of the related
Monthly Period but prior to the related Payment Date:                                             Class A
                                                                                              (2006-A3) Notes  $  250,000,000.00
                                                                                                               =================
                                                                                                  Class A
                                                                                              (2006-A4) Notes  $  300,000,000.00
                                                                                                               =================
                                                                                                  Class D
                                                                                              (2006-D2) Notes  $   25,000,000.00
                                                                                                               =================

                                        Advanta Bank Corp. as Servicer


                                        By: /s/ MICHAEL COCO
                                            ------------------------------------
                                            Advanta Bank Corp.
                                            as Servicer